ING LOGO AMERICAS US Legal Services

Anngharaad Reid Paralegal (860) 580-2835 Fax: (860) 580-4844 anngharaad.reid@us.ing.com

May 5, 2009

BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	ING Life Insurance and Annuity Company
Variable Life Account B
Prospectus Title: ING Variable Annuity
File Nos.: 333-56297 and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus, Prospectus Supplement and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post- effective amendment to the above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 29, 2009.

If you have any questions regarding this submission, please call the undersigned at 860-580-2835.

Sincerely,

/s/ Anngharaad S. Reid Anngharaad S. Reid

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774